Basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income (loss) attributable to Vale's stockholders:
Net income (loss) from continuing operations	$ (1,683)	$ 6,952	$ 6,313
Loss from discontinued operations		(92)	(806)
Net income (loss)	$ (1,683)	$ 6,860	$ 5,507
Thousands of shares
Weighted average number of shares outstanding - common shares	5,127,950	5,178,024	5,197,432
Common share
Basic and diluted earnings (loss) per share from continuing operations:
Common share (US$)	$ (0.33)	$ 1.34	$ 1.21
Basic and diluted loss per share from discontinued operations:
Common share (US$)		(0.02)	(0.16)
Basic and diluted earnings (loss) per share:
Common share (US$)	$ (0.33)	$ 1.32	$ 1.05